Assets Non Current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred income taxes (Note 14)	$ 232	$ 262
Debt issuance costs (Note 11)	42	43
Income and other taxes receivable	67	121
Reimbursable engineering costs	73	70
Value added tax receivable	28	24
Derivative financial instruments (Note 17)	0	5
Other	66	64
Total	$ 508	$ 589